Prepayments And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepayments and other current assets

	As of December 31,
	2021	2022
	RMB	RMB
VAT refund receivable (1)	558,099	1,393,658
Funds receivable from third party payment channels	141,692	129,325
Advance to suppliers	168,117	81,530
Interest receivable	105,027	248,541
VAT recoverable and prepaid income taxes	63,354	145,423
Others	63,318	35,950

Total	1,099,607	2,034,427

(1)	VAT refund receivable represents the VAT refund from local governments to incentivize the freight brokerage service.